SHORT - TERM DEBT AND LONG-TERM DEBT - Short-term debt (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2019
SHORT-TERM DEBT [Line Items]
Maximum borrowing capacity			$ 8,277
Short-term Debt			$ 1,585		$ 11,400
East West Bank
SHORT-TERM DEBT [Line Items]
Face amount of debt				$ 18,000
Short-term Debt					$ 11,400
London Interbank Offered Rate (LIBOR) [Member] | East West Bank
SHORT-TERM DEBT [Line Items]
Face amount of debt						$ 7,000
Spread on variable rate basis (as a percent)	1.70%	1.20%
Short-term Debt	$ 11,000